Derivative financial instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total derivative assets
Derivative assets, fair value	$ 130,614	$ 211,993
Total derivative liabilities
Derivative liabilities, fair value	80,840	0
Not Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,150,000	1,727,500
Derivative assets, fair value	39,918	76,639
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	3,165,000	3,641,000
Derivative assets, fair value	90,696	135,354
Total derivative liabilities
Derivative liabilities, notional amount	3,590,000	0
Derivative liabilities, fair value	$ 80,840	$ 0